CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                                February 8, 2017


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


       Re:             First Trust Exchange-Traded Fund II
                    (Registration Nos. 333-143964, 811-21944)
                  ---------------------------------------------

Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund II (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, the forms of Prospectus and Statement of Additional Information for the Registrant filed as part of the Registrant's Registration Statement on Form N-1A on January 30, 2017 in the exact forms in which they are used. The Registration Statement relates to First Trust BICK Index Fund, First Trust Dow Jones Global Select Dividend Index Fund, First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First Trust Indxx Global Agriculture ETF, First Trust Indxx Global Natural Resources Income ETF, First Trust International IPO ETF, First Trust Cloud Computing ETF, First Trust Global Engineering and Construction ETF, First Trust Global Wind Energy ETF, First Trust Nasdaq Cybersecurity ETF, First Trust Nasdaq Smartphone Index Fund, First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund, First Trust NASDAQ Global Auto Index Fund and First Trust STOXX(R) European Select Dividend Index Fund, each a series of First Trust Exchange-Traded Fund II.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                 Very truly yours,

                                 CHAPMAN AND CUTLER LLP


                                 By: /s/ Morrison C. Warren
                                     -------------------------------------
                                         Morrison C. Warren

Enclosures